Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the SmartRent, Inc. 2021 Equity Incentive Plan, as amended and restated
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 22,400,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,093.44
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan, as amended and restated, and the Registrant’s 2021 Employee Stock Purchase Plan, as amended and restated (the “2021 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant’s registration fee on the basis of $1.12 per share, which is the average of the high and low prices of Class A common stock, as reported on the NYSE, on May 13, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the SmartRent, Inc. 2021 Employee Stock Purchase Plan, as amended and restated
Amount Registered | shares	1,896,769
Proposed Maximum Offering Price per Unit	0.96
Maximum Aggregate Offering Price	$ 1,820,898.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 251.47
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s Class A common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan, as amended and restated, and the Registrant’s 2021 Employee Stock Purchase Plan, as amended and restated (the “2021 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant’s registration fee on the basis of 85% of $1.12 per share, which is the average of the high and low prices of Class A common stock, as reported on the NYSE, on May 13, 2026. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of Class A common stock on the Offering Date or the Purchase Date (as such terms are defined in the 2021 ESPP).